Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Multi-Asset Income Fund
Central Index Key	dei_EntityCentralIndexKey	0001617762
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 08, 2016
Prospectus Date	rr_ProspectusDate	Feb. 08, 2016